Income Taxes (Schedule Of Provision For Income And Capital Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Deferred income taxes	$ (9,268)	$ (15,124)
Capital taxes	8,618	2,006
Recovery of income taxes	$ (650)	$ (13,118)